Portfolio of Investments – as of March 31, 2024 (Unaudited)
Gateway Fund

Shares	Description	Value (†)
Common Stocks — 99.4% of Net Assets
	Aerospace & Defense — 1.2%
139,958	Boeing Co.(a)(b)	$27,010,494
41,278	HEICO Corp.(a)	7,884,098
446,845	RTX Corp.(a)	43,580,793
		78,475,385
	Air Freight & Logistics — 0.5%
216,724	United Parcel Service, Inc., Class B(a)	32,211,688
	Automobile Components — 0.1%
36,852	Autoliv, Inc.(a)	4,438,086
	Automobiles — 1.3%
4,174	Ferrari NV	1,819,613
1,177,145	Ford Motor Co.(a)	15,632,486
393,609	Tesla, Inc.(a)(b)	69,192,526
		86,644,625
	Banks — 3.6%
1,837,608	Bank of America Corp.(a)	69,682,095
541,030	JPMorgan Chase & Co.(a)	108,368,309
273,860	Truist Financial Corp.(a)	10,675,063
744,414	Wells Fargo & Co.(a)	43,146,236
		231,871,703
	Beverages — 1.2%
349,444	Monster Beverage Corp.(a)(b)	20,715,040
320,572	PepsiCo, Inc.(a)	56,103,306
		76,818,346
	Biotechnology — 2.0%
335,866	AbbVie, Inc.(a)	61,161,199
8,614	Alnylam Pharmaceuticals, Inc.(a)(b)	1,287,362
112,124	Amgen, Inc.(a)	31,879,096
39,867	Biogen, Inc.(a)(b)	8,596,521
16,697	Exact Sciences Corp.(a)(b)	1,153,095
62,713	Vertex Pharmaceuticals, Inc.(a)(b)	26,214,661
		130,291,934
	Broadline Retail — 3.9%
1,402,747	Amazon.com, Inc.(a)(b)	253,027,504
2,538	MercadoLibre, Inc.(a)(b)	3,837,354
		256,864,858
	Building Products — 0.5%
355,197	Carrier Global Corp.(a)	20,647,602
17,766	Lennox International, Inc.(a)	8,683,310
		29,330,912
	Capital Markets — 2.5%
149,232	Brookfield Corp., Class A(a)	6,248,344
318,629	Charles Schwab Corp.(a)	23,049,622
14,601	FactSet Research Systems, Inc.(a)	6,634,548
216,194	Intercontinental Exchange, Inc.(a)	29,711,541
91,363	KKR & Co., Inc.(a)	9,189,291
432,102	Morgan Stanley(a)	40,686,724
41,804	MSCI, Inc.(a)	23,429,052
51,360	S&P Global, Inc.(a)	21,851,112
		160,800,234
	Chemicals — 1.5%
57,441	Ashland, Inc.(a)	5,593,030
71,767	Celanese Corp.(a)	12,333,877
275,738	Corteva, Inc.(a)	15,901,810
270,514	Dow, Inc.(a)	15,670,876
125,392	Eastman Chemical Co.(a)	12,566,786
167,820	LyondellBasell Industries NV, Class A(a)	17,164,630
125,903	Mosaic Co.(a)	4,086,811
25,135	Nutrien Ltd.(a)	1,365,082
Shares	Description	Value (†)
	Chemicals — continued
66,451	Olin Corp.(a)	$3,907,319
95,921	RPM International, Inc.(a)	11,409,803
		100,000,024
	Commercial Services & Supplies — 1.1%
421,729	Copart, Inc.(a)(b)	24,426,544
53,505	Waste Connections, Inc.(a)	9,203,395
185,672	Waste Management, Inc.(a)	39,575,987
		73,205,926
	Communications Equipment — 0.8%
1,035,754	Cisco Systems, Inc.(a)	51,694,482
	Construction Materials — 0.4%
43,244	Martin Marietta Materials, Inc.(a)	26,549,221
	Consumer Finance — 0.8%
232,900	Ally Financial, Inc.(a)	9,453,411
178,092	Discover Financial Services(a)	23,346,080
445,997	Synchrony Financial(a)	19,231,391
		52,030,882
	Consumer Staples Distribution & Retail — 2.0%
22,203	Casey's General Stores, Inc.(a)	7,070,545
74,519	Costco Wholesale Corp.(a)	54,594,855
148,193	Target Corp.(a)	26,261,282
68,318	U.S. Foods Holding Corp.(a)(b)	3,687,123
641,255	Walmart, Inc.(a)	38,584,313
		130,198,118
	Containers & Packaging — 0.4%
54,360	Avery Dennison Corp.(a)	12,135,870
60,185	Crown Holdings, Inc.(a)	4,770,263
141,364	WestRock Co.(a)	6,990,450
		23,896,583
	Distributors — 0.3%
107,529	Genuine Parts Co.(a)	16,659,468
	Diversified Consumer Services — 0.1%
67,454	Service Corp. International(a)	5,005,761
	Diversified Telecommunication Services — 0.5%
1,700,307	AT&T, Inc.(a)	29,925,403
	Electric Utilities — 1.0%
323,243	Alliant Energy Corp.(a)	16,291,447
373,580	American Electric Power Co., Inc.(a)	32,165,238
153,399	OGE Energy Corp.(a)	5,261,586
197,070	Xcel Energy, Inc.(a)	10,592,512
		64,310,783
	Electrical Equipment — 0.8%
118,720	Eaton Corp. PLC(a)	37,121,369
31,715	Hubbell, Inc.(a)	13,163,311
		50,284,680
	Electronic Equipment, Instruments & Components — 0.9%
97,069	CDW Corp.(a)	24,828,309
375,436	Corning, Inc.(a)	12,374,371
26,442	Teledyne Technologies, Inc.(a)(b)	11,352,079
33,350	Zebra Technologies Corp., Class A(a)(b)	10,053,024
		58,607,783
	Energy Equipment & Services — 0.3%
548,935	Halliburton Co.(a)	21,639,018
	Entertainment — 1.6%
81,510	Live Nation Entertainment, Inc.(a)(b)	8,621,313
75,624	Netflix, Inc.(a)(b)	45,928,724
389,358	Walt Disney Co.(a)	47,641,845
		102,191,882

Shares	Description	Value (†)
	Financial Services — 4.8%
347,166	Berkshire Hathaway, Inc., Class B(a)(b)	$145,990,246
92,634	Mastercard, Inc., Class A(a)	44,609,755
300,792	PayPal Holdings, Inc.(a)(b)	20,150,056
356,233	Visa, Inc., Class A(a)	99,417,506
68,695	Voya Financial, Inc.(a)	5,077,935
		315,245,498
	Food Products — 0.8%
61,781	Bunge Global SA(a)	6,333,788
74,762	Lamb Weston Holdings, Inc.(a)	7,964,396
575,935	Mondelez International, Inc., Class A(a)	40,315,450
		54,613,634
	Ground Transportation — 1.3%
88,900	Canadian Pacific Kansas City Ltd.(a)	7,838,313
836,813	CSX Corp.(a)	31,020,658
43,513	J.B. Hunt Transport Services, Inc.(a)	8,669,965
77,264	Old Dominion Freight Line, Inc.(a)	16,944,768
270,724	Uber Technologies, Inc.(a)(b)	20,843,041
		85,316,745
	Health Care Equipment & Supplies — 2.5%
413,711	Abbott Laboratories(a)	47,022,392
494,281	Boston Scientific Corp.(a)(b)	33,853,306
69,520	Dexcom, Inc.(a)(b)	9,642,424
194,588	Edwards Lifesciences Corp.(a)(b)	18,594,829
108,061	Intuitive Surgical, Inc.(a)(b)	43,126,065
45,637	STERIS PLC(a)	10,260,110
		162,499,126
	Health Care Providers & Services — 2.9%
299,844	CVS Health Corp.(a)	23,915,558
79,403	Elevance Health, Inc.(a)	41,173,632
77,106	HCA Healthcare, Inc.(a)	25,717,164
16,707	Molina Healthcare, Inc.(a)(b)	6,863,737
171,279	UnitedHealth Group, Inc.(a)	84,731,721
46,177	Universal Health Services, Inc., Class B(a)	8,425,455
		190,827,267
	Health Care Technology — 0.1%
35,149	Veeva Systems, Inc., Class A(a)(b)	8,143,672
	Hotels, Restaurants & Leisure — 1.8%
7,683	Booking Holdings, Inc.(a)	27,873,002
168,770	Hilton Worldwide Holdings, Inc.(a)	36,000,329
153,102	McDonald's Corp.(a)	43,167,109
105,955	Restaurant Brands International, Inc.(a)	8,418,125
9,916	Vail Resorts, Inc.(a)	2,209,582
		117,668,147
	Household Durables — 0.5%
2,093	NVR, Inc.(a)(b)	16,953,216
129,073	Toll Brothers, Inc.(a)	16,698,174
		33,651,390
	Household Products — 1.0%
413,582	Procter & Gamble Co.(a)	67,103,680
	Industrial Conglomerates — 0.9%
143,393	3M Co.(a)	15,209,696
213,732	Honeywell International, Inc.(a)	43,868,493
		59,078,189
	Industrial REITs — 0.5%
270,782	Prologis, Inc.(a)	35,261,232
	Insurance — 2.0%
367,972	Aflac, Inc.(a)	31,594,076
62,253	American Financial Group, Inc.(a)	8,496,289
91,119	Aon PLC, Class A(a)	30,408,233
147,374	Arthur J Gallagher & Co.(a)	36,849,395
Shares	Description	Value (†)
	Insurance — continued
74,687	Fidelity National Financial, Inc.(a)	$3,965,880
3,155	Markel Group, Inc.(a)(b)	4,800,269
245,220	Unum Group(a)	13,158,505
		129,272,647
	Interactive Media & Services — 6.3%
304,000	Alphabet, Inc., Class A(a)(b)	45,882,720
1,318,385	Alphabet, Inc., Class C(a)(b)	200,737,300
5,531	Baidu, Inc., ADR(b)	582,304
339,136	Meta Platforms, Inc., Class A(a)	164,677,659
		411,879,983
	IT Services — 0.5%
14,418	EPAM Systems, Inc.(a)(b)	3,981,675
22,591	Gartner, Inc.(a)(b)	10,768,452
49,918	Shopify, Inc., Class A(a)(b)	3,852,172
72,450	VeriSign, Inc.(a)(b)	13,729,999
		32,332,298
	Life Sciences Tools & Services — 1.0%
129,320	Agilent Technologies, Inc.(a)	18,817,353
17,245	ICON PLC, ADR(a)(b)	5,793,458
74,668	Thermo Fisher Scientific, Inc.(a)	43,397,788
		68,008,599
	Machinery — 2.1%
121,157	Caterpillar, Inc.(a)	44,395,559
74,195	Cummins, Inc.(a)	21,861,557
66,901	Deere & Co.(a)	27,478,917
56,430	Parker-Hannifin Corp.(a)	31,363,230
121,067	Pentair PLC(a)	10,343,964
		135,443,227
	Media — 0.5%
750,524	Comcast Corp., Class A(a)	32,535,215
	Metals & Mining — 0.4%
167,145	Barrick Gold Corp.(a)	2,781,293
12,349	Rio Tinto PLC, ADR(a)	787,125
96,794	Southern Copper Corp.(a)	10,310,497
47,801	Steel Dynamics, Inc.(a)	7,085,542
126,959	Vale SA, ADR(a)	1,547,630
		22,512,087
	Multi-Utilities — 1.0%
260,977	Ameren Corp.(a)	19,301,859
206,097	Consolidated Edison, Inc.(a)	18,715,669
291,968	WEC Energy Group, Inc.(a)	23,976,412
		61,993,940
	Oil, Gas & Consumable Fuels — 3.7%
46,065	Cenovus Energy, Inc.	920,839
45,031	Cheniere Energy, Inc.(a)	7,262,600
341,707	Chevron Corp.(a)	53,900,862
365,530	ConocoPhillips(a)	46,524,659
715,980	Exxon Mobil Corp.(a)	83,225,515
41,963	HF Sinclair Corp.(a)	2,533,306
221,709	Occidental Petroleum Corp.(a)	14,408,868
226,052	ONEOK, Inc.(a)	18,122,589
115,966	Targa Resources Corp.(a)	12,987,032
		239,886,270
	Passenger Airlines — 0.2%
153,012	Alaska Air Group, Inc.(a)(b)	6,577,986
144,851	United Airlines Holdings, Inc.(a)(b)	6,935,466
		13,513,452
	Personal Care Products — 0.2%
100,418	Estee Lauder Cos., Inc., Class A(a)	15,479,435

Shares	Description	Value (†)
	Pharmaceuticals — 3.8%
129,443	Eli Lilly & Co.(a)	$100,701,476
397,525	Johnson & Johnson(a)	62,884,480
427,014	Merck & Co., Inc.(a)	56,344,497
1,023,970	Pfizer, Inc.(a)	28,415,168
		248,345,621
	Professional Services — 0.9%
141,064	Automatic Data Processing, Inc.(a)	35,229,324
4,628	Booz Allen Hamilton Holding Corp.	686,980
160,547	Paychex, Inc.(a)	19,715,172
21,371	SS&C Technologies Holdings, Inc.	1,375,651
		57,007,127
	Real Estate Management & Development — 0.0%
15,415	Zillow Group, Inc., Class C(b)	751,944
	Residential REITs — 0.6%
252,006	American Homes 4 Rent, Class A(a)	9,268,781
85,332	Camden Property Trust(a)	8,396,669
1	Equity LifeStyle Properties, Inc.(a)	64
272,507	Invitation Homes, Inc.(a)	9,703,974
15,882	Sun Communities, Inc.(a)	2,042,108
203,298	UDR, Inc.(a)	7,605,378
		37,016,974
	Retail REITs — 0.2%
256,356	Realty Income Corp.(a)	13,868,860
	Semiconductors & Semiconductor Equipment — 10.0%
287,494	Advanced Micro Devices, Inc.(a)(b)	51,889,792
127,044	Analog Devices, Inc.(a)	25,128,033
4,889	ASML Holding NV(a)	4,744,628
74,050	Broadcom, Inc.(a)	98,146,610
16,102	First Solar, Inc.(a)(b)	2,718,018
772,253	Intel Corp.(a)	34,110,415
83,719	Marvell Technology, Inc.(a)	5,934,003
371,157	NVIDIA Corp.(a)	335,362,619
225,942	QUALCOMM, Inc.(a)	38,251,980
106,600	Teradyne, Inc.(a)	12,027,678
258,807	Texas Instruments, Inc.(a)	45,086,767
		653,400,543
	Software — 10.9%
91,488	Adobe, Inc.(a)(b)	46,164,845
5,762	Atlassian Corp., Class A(a)(b)	1,124,224
100,560	Cadence Design Systems, Inc.(a)(b)	31,302,317
43,832	Intuit, Inc.(a)	28,490,800
1,127,935	Microsoft Corp.(a)	474,544,813
322,660	Oracle Corp.(a)	40,529,323
39,824	Palo Alto Networks, Inc.(a)(b)	11,315,193
122,261	Salesforce, Inc.(a)	36,822,568
40,910	ServiceNow, Inc.(a)(b)	31,189,784
22,602	Workday, Inc., Class A(a)(b)	6,164,695
		707,648,562
Shares	Description	Value (†)
	Specialized REITs — 0.4%
173,007	Crown Castle, Inc.(a)	$18,309,331
127,880	CubeSmart(a)	5,782,733
		24,092,064
	Specialty Retail — 2.3%
20,171	Dick's Sporting Goods, Inc.(a)	4,535,651
211,701	Home Depot, Inc.(a)	81,208,504
171,807	Lowe's Cos., Inc.(a)	43,764,397
11,006	O'Reilly Automotive, Inc.(a)(b)	12,424,453
161,306	Valvoline, Inc.(a)(b)	7,189,408
		149,122,413
	Technology Hardware, Storage & Peripherals — 5.9%
2,197,703	Apple, Inc.(a)	376,862,110
38,399	Dell Technologies, Inc., Class C(a)	4,381,710
		381,243,820
	Textiles, Apparel & Luxury Goods — 0.1%
21,965	Lululemon Athletica, Inc.(a)(b)	8,580,627
	Tobacco — 0.0%
43,858	British American Tobacco PLC, ADR(a)	1,337,669
	Total Common Stocks (Identified Cost $1,746,538,337)	6,468,629,742
	Total Purchased Options — 0.4% (Identified Cost $50,389,753) (see details below)	26,982,907

Principal Amount
Short-Term Investments — 2.3%
$149,679,121	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $149,737,329 on 4/01/2024 collateralized by $53,636,400 U.S. Treasury Note, 2.375% due 4/30/2026 valued at $51,828,013; $101,396,800 U.S. Treasury Note, 3.625% due 5/15/2026 valued at $100,844,767 including accrued interest(c) (Identified Cost $149,679,121)	149,679,121
	Total Investments — 102.1% (Identified Cost $1,946,607,211)	6,645,291,770
	Other assets less liabilities — (2.1)%	(133,601,757)
	Net Assets — 100.0%	$6,511,690,013

Purchased Options — 0.4%
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options — 0.4%
S&P 500® Index, Put(b)(d)	5/17/2024	4,700	1,734	$911,104,290	$8,436,777	$1,300,500
S&P 500® Index, Put(b)(d)	5/17/2024	4,750	1,734	911,104,290	6,796,413	1,499,910
S&P 500® Index, Put(b)(d)	5/17/2024	4,850	1,734	911,104,290	6,477,357	2,063,460
S&P 500® Index, Put(b)(d)	5/31/2024	4,850	1,733	910,578,855	6,265,662	2,989,425
S&P 500® Index, Put(b)(d)	6/21/2024	4,900	1,734	911,104,290	8,324,067	5,193,330
S&P 500® Index, Put(b)(d)	6/21/2024	4,950	1,796	943,681,260	6,601,198	6,232,120
S&P 500® Index, Put(b)(d)	6/28/2024	5,000	1,734	911,104,290	7,488,279	7,704,162
Total					$50,389,753	$26,982,907

Written Options — (1.7%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (1.7%)
S&P 500® Index, Call(d)	4/30/2024	5,125	(1,350)	$(709,337,250)	$(5,854,073)	$(23,159,250)
S&P 500® Index, Call(d)	4/30/2024	5,200	(1,350)	(709,337,250)	(5,599,125)	(15,194,250)
S&P 500® Index, Call(d)	5/17/2024	5,175	(1,350)	(709,337,250)	(7,604,672)	(21,296,250)
S&P 500® Index, Call(d)	5/17/2024	5,275	(1,351)	(709,862,685)	(6,838,086)	(12,456,220)
S&P 500® Index, Call(d)	5/17/2024	5,350	(1,351)	(709,862,685)	(4,925,327)	(7,552,090)
S&P 500® Index, Call(d)	5/31/2024	5,400	(1,350)	(709,337,250)	(5,476,181)	(7,128,000)
S&P 500® Index, Call(d)	6/21/2024	5,425	(1,350)	(709,337,250)	(8,467,109)	(8,781,750)
S&P 500® Index, Call(d)	6/21/2024	5,450	(1,397)	(734,032,695)	(9,339,643)	(7,872,095)
S&P 500® Index, Call(d)	6/28/2024	5,500	(1,350)	(709,337,250)	(6,745,275)	(6,466,500)
Total					$(60,849,491)	$(109,906,405)

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National
Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of March 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)
The Fund's investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes
(sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction.
Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,468,629,742	$ —	$ —	$6,468,629,742
Purchased Options(a)	26,982,907	—	—	26,982,907
Short-Term Investments	—	149,679,121	—	149,679,121
Total	$6,495,612,649	$149,679,121	$ —	$6,645,291,770

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(109,906,405)	$ —	$ —	$(109,906,405)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.
The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended March 31, 2024, written index call options and purchased index put options were used in accordance with this objective.
The following is a summary of derivative instruments for the Fund, as of March 31, 2024:
Assets	Investments at value[1]
Exchange-traded asset derivatives
Equity contracts	$26,982,907

[1]	Represents purchased options, at value.

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(109,906,405)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
Industry Summary at March 31, 2024 (Unaudited)
Software	10.9%
Semiconductors & Semiconductor Equipment	10.0
Interactive Media & Services	6.3
Technology Hardware, Storage & Peripherals	5.9
Financial Services	4.8
Broadline Retail	3.9
Pharmaceuticals	3.8
Oil, Gas & Consumable Fuels	3.7
Banks	3.6
Health Care Providers & Services	2.9
Health Care Equipment & Supplies	2.5
Capital Markets	2.5
Specialty Retail	2.3
Machinery	2.1
Biotechnology	2.0
Consumer Staples Distribution & Retail	2.0
Insurance	2.0
Other Investments, less than 2% each	28.6
Short-Term Investments	2.3
Total Investments	102.1
Other assets less liabilities (including open written options)	(2.1)
Net Assets	100.0%